Note 18 - Receivables Factoring (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Percentage of Face Value of Receivables to be Factored		85.00%
Other Liabilities, Current (in Dollars)	$ 0	$ 43,169
Interest Expense, Other (in Dollars)	$ 1,588	$ 1,415
First 30 Days [Member]
Interest Rate on Outstanding Balance of Factored Receivables		1.85%
Each 15 Days after First 30 Days [Member]
Interest Rate on Outstanding Balance of Factored Receivables		1.10%